Income Taxes and Other Taxes Payable (Detail) - Schedule of Taxes Payable (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes Payable	$ 863,740	$ 198,984	$ 197,785
Total income tax payable - noncurrent	4,407,302	4,016,266	2,368,795
Income Tax Payables [Member]
Taxes Payable		38,391	190,554
Other Taxes Payable [Member]
Taxes Payable		$ 160,593	$ 7,231